Stockholders' Deficiency (Details 3) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	210 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2013
Net proceeds	$ 725,000	$ 1,450,000	$ 1,975,000	$ 17,755,000
Derivative warrant liability fair value	(624,797)		(1,811,746)
Make-whole payments liability	(202,500)		(540,000)
Deemed dividend	$ (102,297)	$ (102,297)	$ (376,746)